Prepaid Expenses and Other (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Prepaid Expenses and Other
Prepaid expenses	$ 23,070	$ 24,453
Equity derivative contracts (Note 4)	$ 10,157	$ 9,763
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other	Prepaid expenses and other
Inventory	$ 411	$ 101
Prepaid expenses and other	$ 33,638	$ 34,317